Fair Value of Financial Instruments - Fair Value Measurements on a non-recurring basis (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessel held for sale	$ 125,000
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessel held for sale	$ 125,000